Schedule of Investments - March 31, 2023
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 79.99%	Amount	Value
Advertising - 0.47%
Stagwell Global LLC
5.625%, 08/15/2029 (r)	$4,780,000	$4,196,826

Aerospace/Defense - 1.95%
F-Brasile SpA / F-Brasile US LLC
7.375%, 08/15/2026 (r)	4,657,000	3,893,485
Spirit AeroSystems, Inc.
7.500%, 04/15/2025 (r)	3,598,000	3,601,526
9.375%, 11/30/2029 (r)	2,510,000	2,742,175
TransDigm, Inc.
6.250%, 03/15/2026 (r)	4,090,000	4,097,873
6.750%, 08/15/2028 (r)	2,947,000	2,980,154
		17,315,213
Auto Parts & Equipment - 2.15%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	5,407,000	5,216,971
American Axle & Manufacturing, Inc.
6.875%, 07/01/2028	5,342,000	4,834,884
Clarios Global LP / Clarios US Finance Company
6.250%, 05/15/2026 (r)	4,692,000	4,685,595
The Goodyear Tire & Rubber Company
5.250%, 07/15/2031	5,044,000	4,362,354
		19,099,804
Automakers - 0.49%
Ford Motor Company
5.291%, 12/08/2046	5,296,000	4,350,902

Banking - 1.05%
BNP Paribas SA
6.625% (Fixed until 03/24/2024, then 5 Year Swap Rate USD + 4.149%), Perpetual (b) (r)	4,706,000	4,442,793
ING Groep NV
6.500% (5 Year Swap Rate USD + 4.446%), 12/31/2049 (b)	2,157,000	1,945,677
Popular, Inc.
7.250%, 03/13/2028	115,000	113,878
Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate USD + 3.150%), 05/06/2031 (b)	3,400,000	2,815,033
		9,317,381
Brokerage - 0.09%
StoneX Group, Inc.
8.625%, 06/15/2025 (r)	750,000	754,501

Building & Construction - 2.32%
Ashton Woods USA LLC / Ashton Woods Finance Company
4.625%, 08/01/2029 (r)	5,710,000	4,638,290
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.875%, 02/15/2030 (r)	4,782,000	3,613,016
Installed Building Products, Inc.
5.750%, 02/01/2028 (r)	4,671,000	4,307,230
Tri Pointe Homes, Inc.
5.250%, 06/01/2027	3,866,000	3,678,132
Weekley Homes LLC / Weekley Finance Corp.
4.875%, 09/15/2028 (r)	5,173,000	4,367,793
		20,604,461
Building Materials - 3.23%
Arcosa, Inc.
4.375%, 04/15/2029 (r)	4,947,000	4,404,710
BlueLinx Holdings, Inc.
6.000%, 11/15/2029 (r)	6,181,000	5,110,729
Foundation Building Materials, Inc.
6.000%, 03/01/2029 (r)	3,563,000	2,828,800
PGT Innovations, Inc.
4.375%, 10/01/2029 (r)	4,891,000	4,426,355
SRS Distribution, Inc.
6.125%, 07/01/2029 (r)	3,000,000	2,535,000
Standard Industries, Inc.
4.375%, 07/15/2030 (r)	6,010,000	5,235,491
WESCO Distribution, Inc.
7.250%, 06/15/2028 (r)	3,990,000	4,100,842
		28,641,927
Cable & Satellite TV - 6.13%
Block Communications, Inc.
4.875%, 03/01/2028 (r)	5,403,000	4,674,345
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 06/01/2029 (r)	9,877,000	9,080,223
4.750%, 02/01/2032 (r)	8,820,000	7,418,568
CSC Holdings LLC
5.750%, 01/15/2030 (r)	11,102,000	5,856,305
DirecTV Financing LLC / DirecTV Financing Co-Obligor, Inc.
5.875%, 08/15/2027 (r)	3,006,000	2,725,420
DISH DBS Corp.
5.750%, 12/01/2028 (r)	4,129,000	3,089,008
DISH Network Corp.
11.750%, 11/15/2027 (r)	2,145,000	2,082,913
Telenet Finance Luxembourg
5.500%, 03/01/2028 (r)	4,800,000	4,452,000
Virgin Media Secured Finance PLC
5.500%, 05/15/2029 (r)	10,674,000	9,952,304
Ziggo BV
4.875%, 01/15/2030 (r)	5,914,000	5,047,776
		54,378,862
Chemicals - 4.18%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, 06/15/2027 (r)	4,317,000	4,106,784
Diamond BC BV
4.625%, 10/01/2029 (r)	4,435,000	4,325,677
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.000%, 07/01/2028 (r)	2,991,000	2,654,260
LSF11 A5 HoldCo LLC
6.625%, 10/15/2029 (r)	5,318,000	4,478,049
SCIH Salt Holdings, Inc.
4.875%, 05/01/2028 (r)	3,764,000	3,360,198
SCIL IV LLC / SCIL USA Holdings LLC
5.375%, 11/01/2026 (r)	5,377,000	4,918,002
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.125%, 04/01/2029 (r)	6,016,000	3,704,563
Univar Solutions USA, Inc.
5.125%, 12/01/2027 (r)	1,991,000	1,994,186
WR Grace Holdings LLC
5.625%, 08/15/2029 (r)	6,470,000	5,499,500
7.375%, 03/01/2031 (r)	1,975,000	1,984,352
		37,025,571
Consumer - Products - 0.58%
Winnebago Industries, Inc.
6.250%, 07/15/2028 (r)	5,372,000	5,145,302

Consumer/Commercial/Lease Financing - 0.29%
Upbound Group, Inc.
6.375%, 02/15/2029 (r)	3,031,000	2,548,834

Diversified Capital Goods - 2.64%
General Electric Company
8.196% (3 Month LIBOR USD + 3.330%), Perpetual (b) (d)	4,972,000	4,985,673
JB Poindexter & Co, Inc.
7.125%, 04/15/2026 (r)	4,570,000	4,289,493
Patrick Industries, Inc.
4.750%, 05/01/2029 (r)	5,586,000	4,853,033
Railworks Holdings LP / Railworks Rally, Inc.
8.250%, 11/15/2028 (r)	3,277,000	3,052,018
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (r)	3,135,000	2,712,210
TK Elevator US Newco, Inc.
5.250%, 07/15/2027 (r)	3,755,000	3,549,996
		23,442,423
Electric - Generation - 0.42%
Calpine Corp.
3.750%, 03/01/2031 (r)	4,433,000	3,743,330

Electric - Integrated - 0.58%
PG&E Corp.
5.250%, 07/01/2030	5,516,000	5,127,536

Electronics - 0.50%
Coherent Corp.
5.000%, 12/15/2029 (r)	4,825,000	4,384,719

Energy - Exploration & Production - 4.01%
California Resources Corp.
7.125%, 02/01/2026 (r)	3,649,000	3,697,331
Callon Petroleum Company
6.375%, 07/01/2026	3,721,000	3,539,508
Chesapeake Energy Corp.
6.750%, 04/15/2029 (r)	2,437,000	2,421,708
Civitas Resources, Inc.
5.000%, 10/15/2026 (r)	2,777,000	2,613,868
Crescent Energy Finance LLC
9.250%, 02/15/2028 (r)	4,239,000	4,068,401
Earthstone Energy Holdings LLC
8.000%, 04/15/2027 (r)	4,427,000	4,300,002
Hilcorp Energy I LP / Hilcorp Finance Company
6.000%, 02/01/2031 (r)	5,213,000	4,819,358
Kosmos Energy Ltd.
7.500%, 03/01/2028 (r)	2,320,000	1,890,903
Murphy Oil Corp.
6.375%, 07/15/2028	4,081,000	4,024,960
ROCC Holdings LLC
9.250%, 08/15/2026 (r)	1,900,000	2,004,270
Southwestern Energy Company
4.750%, 02/01/2032	2,480,000	2,193,436
		35,573,745
Food - Wholesale - 1.15%
Central Garden & Pet Company
4.125%, 04/30/2031 (r)	4,595,000	3,972,239
HLF Financing Sarl LLC / Herbalife International, Inc.
4.875%, 06/01/2029 (r)	2,330,000	1,773,340
Post Holdings, Inc.
4.500%, 09/15/2031 (r)	5,037,000	4,437,597
		10,183,176
Forestry/Paper - 1.98%
Ahlstrom-Munksjo Holding 3 Oy
4.875%, 02/04/2028 (r)	6,004,000	5,115,763
Mativ Holdings, Inc.
6.875%, 10/01/2026 (r)	5,894,000	5,399,184
Mercer International, Inc.
5.125%, 02/01/2029	5,791,000	4,965,782
Rayonier AM Products, Inc.
7.625%, 01/15/2026 (r)	2,182,000	2,054,571
		17,535,300
Gaming - 4.25%
Boyd Gaming Corp.
4.750%, 06/15/2031 (r)	4,641,000	4,219,133
Caesars Entertainment, Inc.
7.000%, 02/15/2030 (r)	4,127,000	4,202,999
Churchill Downs, Inc.
5.500%, 04/01/2027 (r)	750,000	735,000
Everi Holdings, Inc.
5.000%, 07/15/2029 (r)	5,129,000	4,570,790
International Game Technology PLC
6.250%, 01/15/2027 (r)	2,047,000	2,072,066
Jacobs Entertainment, Inc.
6.750%, 02/15/2029 (r)	5,215,000	4,561,094
MGM Resorts International
5.500%, 04/15/2027	4,703,000	4,568,111
Penn Entertainment, Inc.
5.625%, 01/15/2027 (r)	5,350,000	5,029,722
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.
6.625%, 03/01/2030 (r)	5,120,000	4,529,326
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)	3,608,000	3,151,947
		37,640,188
Gas Distribution - 4.58%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (r)	5,059,000	4,949,220
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
8.000%, 04/01/2029 (r)	4,726,000	4,824,773
DT Midstream, Inc.
4.375%, 06/15/2031 (r)	4,797,000	4,185,766
EQM Midstream Partners LP
7.500%, 06/01/2027 (r)	6,117,000	6,147,402
Harvest Midstream I LP
7.500%, 09/01/2028 (r)	4,770,000	4,763,036
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 02/01/2028 (r)	4,766,000	4,455,572
Kinetik Holdings LP
5.875%, 06/15/2030 (r)	4,682,000	4,513,448
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/2030	3,901,000	3,816,036
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (r)	3,327,000	2,926,396
		40,581,649
Health Facilities - 1.92%
CHS / Community Health Systems, Inc.
6.875%, 04/15/2029 (r)	2,030,000	1,259,209
5.250%, 05/15/2030 (r)	5,055,000	3,969,944
Encompass Health Corp.
4.750%, 02/01/2030	4,478,000	4,076,323
Tenet Healthcare Corp.
6.250%, 02/01/2027	4,560,000	4,489,320
6.125%, 06/15/2030 (r)	3,252,000	3,211,025
		17,005,821
Health Services - 0.92%
Charles River Laboratories International, Inc.
4.000%, 03/15/2031 (r)	3,379,000	2,959,647
ModivCare Escrow Issuer, Inc.
5.000%, 10/01/2029 (r)	6,145,000	5,223,898
		8,183,545
Hotels - 1.48%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (r)	4,980,000	4,428,541
Marriott Ownership Resorts, Inc.
4.500%, 06/15/2029 (r)	5,121,000	4,364,782
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, 05/15/2029 (r)	5,045,000	4,346,091
		13,139,414
Insurance Brokerage - 1.04%
AmWINS Group, Inc.
4.875%, 06/30/2029 (r)	5,513,000	4,886,254
Ryan Specialty Group LLC
4.375%, 02/01/2030 (r)	4,975,000	4,356,248
		9,242,502
Investments & Miscellaneous Financial Services - 0.81%
Armor Holdco, Inc.
8.500%, 11/15/2029 (r)	1,455,000	1,186,096
SoftBank Group Corp.
6.000% (Fixed until 07/18/2023, then 5 Year Mid Swap Rate USD + 4.226%), Perpetual (b)	6,141,000	5,968,929
		7,155,025
Machinery - 1.93%
Chart Industries, Inc.
7.500%, 01/01/2030 (r)	4,198,000	4,342,705
NESCO Holdings II, Inc.
5.500%, 04/15/2029 (r)	5,285,000	4,786,598
Regal Rexnord Corp.
6.300%, 02/15/2030 (r)	3,734,000	3,763,596
Titan International, Inc.
7.000%, 04/30/2028	4,670,000	4,212,013
		17,104,912
Media - Broadcast - 0.60%
CMG Media Corp.
8.875%, 12/15/2027 (r)	1,165,000	881,893
Gray Escrow II, Inc.
5.375%, 11/15/2031 (r)	6,618,000	4,401,864
		5,283,757
Media - Diversified - 0.09%
National CineMedia LLC
5.750%, 08/15/2026 (i)	6,230,000	150,205
5.875%, 04/15/2028 (r)	2,187,000	642,049
		792,254
Media Content - 1.50%
News Corp.
3.875%, 05/15/2029 (r)	2,003,000	1,782,069
5.125%, 02/15/2032 (r)	4,668,000	4,383,205
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (r)	4,069,000	3,499,340
Townsquare Media, Inc.
6.875%, 02/01/2026 (r)	3,839,000	3,635,188
		13,299,802
Medical Products - 1.72%
Grifols Escrow Issuer SA
4.750%, 10/15/2028 (r)	5,356,000	4,397,329
Medline Borrower LP
3.875%, 04/01/2029 (r)	3,911,000	3,397,329
5.250%, 10/01/2029 (r)	3,481,000	3,023,484
Varex Imaging Corp.
7.875%, 10/15/2027 (r)	4,531,000	4,442,245
		15,260,387
Metals/Mining Excluding Steel - 1.15%
Kaiser Aluminum Corp.
4.500%, 06/01/2031 (r)	5,210,000	4,285,225
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	6,056,000	5,871,776
		10,157,001
Oil Field Equipment & Services - 2.68%
Bristow Group, Inc.
6.875%, 03/01/2028 (r)	3,258,000	3,035,124
Enerflex Ltd.
9.000%, 10/15/2027 (r)	2,667,000	2,596,231
Nabors Industries Ltd.
7.500%, 01/15/2028 (r)	3,684,000	3,403,286
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	6,252,000	5,571,032
Transocean Poseidon Ltd.
6.875%, 02/01/2027 (r)	3,176,063	3,116,353
Transocean, Inc.
8.750%, 02/15/2030 (r)	2,105,000	2,148,994
Valaris Ltd.
8.250% Cash or 12.000% PIK or 5.125% Cash & 5.125% PIK, 04/30/2028 (p) (r)	3,814,000	3,874,643
		23,745,663
Oil Refining & Marketing - 1.00%
Parkland Corp.
4.625%, 05/01/2030 (r)	5,527,000	4,921,711
PBF Holding Company LLC / PBF Finance Corp.
6.000%, 02/15/2028	4,110,000	3,955,669
		8,877,380
Packaging - 0.44%
Ball Corp.
6.875%, 03/15/2028	3,759,000	3,894,399

Personal & Household Products - 1.88%
Edgewell Personal Care Company
5.500%, 06/01/2028 (r)	4,620,000	4,432,451
Energizer Holdings, Inc.
4.375%, 03/31/2029 (r)	6,161,000	5,421,803
The Scotts Miracle-Gro Company
4.375%, 02/01/2032	5,332,000	4,291,034
Spectrum Brands, Inc.
5.000%, 10/01/2029 (r)	2,900,000	2,520,513
		16,665,801
Pharmaceuticals - 1.36%
1375209 BC Ltd.
9.000%, 01/30/2028 (r)	998,000	990,515
Bausch Health Companies, Inc.
6.125%, 02/01/2027 (r)	2,901,000	1,880,486
11.000%, 09/30/2028 (r)	1,770,000	1,311,287
Jazz Securities DAC
4.375%, 01/15/2029 (r)	3,250,000	2,992,925
Organon & Company / Organon Foreign Debt Co-Issuer BV
5.125%, 04/30/2031 (r)	5,534,000	4,917,388
		12,092,601
Real Estate Development & Management - 0.52%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/2029 (r)	6,158,000	4,615,421

Recreation & Travel - 4.01%
Boyne USA, Inc.
4.750%, 05/15/2029 (r)	5,714,000	5,107,942
Carnival Corp.
4.000%, 08/01/2028 (r)	6,607,000	5,694,408
6.000%, 05/01/2029 (r)	4,620,000	3,678,213
10.500%, 06/01/2030 (r)	4,562,000	4,383,626
Royal Caribbean Cruises Ltd.
11.500%, 06/01/2025 (r)	2,250,000	2,401,178
11.625%, 08/15/2027 (r)	3,769,000	4,051,675
7.250%, 01/15/2030 (r)	4,235,000	4,265,280
VOC Escrow Ltd.
5.000%, 02/15/2028 (r)	6,714,000	5,966,362
		35,548,684
Reinsurance - 0.86%
Enstar Finance LLC
5.750% (5 Year CMT Rate USD + 5.468%), 09/01/2040 (b)	2,150,000	1,843,367
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% Cash or 8.375% PIK, 10/15/2025 (p) (r)	6,240,983	5,779,047
		7,622,414
Restaurants - 1.25%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/2030 (r)	4,909,000	4,213,886
Dave & Buster’s, Inc.
7.625%, 11/01/2025 (r)	2,521,000	2,571,420
Papa John’s International, Inc.
3.875%, 09/15/2029 (r)	4,977,000	4,324,714
		11,110,020
Software/Services - 1.46%
Consensus Cloud Solutions, Inc.
6.500%, 10/15/2028 (r)	5,040,000	4,184,203
Twilio, Inc.
3.625%, 03/15/2029	4,870,000	4,205,878
VM Consolidated, Inc.
5.500%, 04/15/2029 (r)	5,156,000	4,571,836
		12,961,917
Specialty Retail - 2.35%
Academy Ltd.
6.000%, 11/15/2027 (r)	5,011,000	4,893,829
Kontoor Brands, Inc.
4.125%, 11/15/2029 (r)	4,908,000	4,218,884
Liberty Interactive LLC
8.250%, 02/01/2030	5,273,000	1,307,547
Lithia Motors, Inc.
4.375%, 01/15/2031 (r)	5,010,000	4,321,901
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/2028 (r)	4,931,000	4,633,414
Sonic Automotive, Inc.
4.875%, 11/15/2031 (r)	1,804,000	1,456,478
		20,832,053
Steel Producers/Products - 0.90%
ATI, Inc.
5.875%, 12/01/2027	4,054,000	3,965,237
Carpenter Technology Corp.
7.625%, 03/15/2030	3,876,000	4,012,823
		7,978,060
Support - Services - 2.11%
The Dun & Bradstreet Corp.
5.000%, 12/15/2029 (r)	4,705,000	4,079,169
Endurance International Group Holdings, Inc.
6.000%, 02/15/2029 (r)	2,225,000	1,505,640
Ritchie Bros Holdings, Inc.
7.750%, 03/15/2031 (r)	4,249,000	4,458,348
Summer BC Bidco B LLC
5.500%, 10/31/2026 (r)	4,067,000	3,462,084
ZipRecruiter, Inc.
5.000%, 01/15/2030 (r)	6,091,000	5,215,388
		18,720,629
Technology Hardware & Equipment - 1.75%
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	3,596,000	3,390,078
CommScope, Inc.
6.000%, 03/01/2026 (r)	3,031,000	2,928,567
NCR Corp.
6.125%, 09/01/2029 (r)	4,283,000	4,228,478
Xerox Holdings Corp.
5.500%, 08/15/2028 (r)	5,751,000	4,983,414
		15,530,537
Telecom - Satellite - 0.33%
Telesat Canada / Telesat LLC
5.625%, 12/06/2026 (r)	5,575,000	2,881,998

Telecom - Wireline Integrated & Services - 0.38%
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (r)	3,744,000	3,407,040

Tobacco - 0.51%
Turning Point Brands, Inc.
5.625%, 02/15/2026 (r)	5,007,000	4,539,730
Total corporate bonds (Cost $784,890,945)		709,240,417

CONVERTIBLE BONDS - 0.41%
Hotels - 0.41%
Pebblebrook Hotel Trust
1.750%, 12/15/2026	4,265,000	3,631,553
Total convertible bonds (Cost $4,265,000)		3,631,553

TERM LOANS - 6.76%
Advertising - 0.53%
AP Core Holdings II LLC
10.340% (1 Month LIBOR USD + 5.500%), 09/01/2027 (Acquired 07/21/2021 - 02/10/2023, Cost $4,801,875) (b) (m)	4,853,546	4,732,207

Air Transportation - 1.13%
AAdvantage Loyalty IP Ltd.
9.558% (3 Month LIBOR USD + 4.750%), 04/20/2028 (Acquired 06/24/2021 - 02/10/2023, Cost $5,472,150) (b) (e) (m)	5,335,000	5,425,402
United Airlines, Inc.
8.568% (3 Month LIBOR USD + 3.750%), 04/21/2028 (Acquired 08/17/2022 - 02/10/2023, Cost $4,593,148) (b) (m)	4,637,362	4,614,755
		10,040,157
Cable & Satellite TV - 0.25%
DirecTV Financing LLC
9.840% (1 Month LIBOR USD + 5.000%), 08/02/2027 (Acquired 08/17/2022, Cost $2,285,054) (b) (m)	2,332,318	2,249,894

Consumer/Commercial/Lease Financing - 0.25%
Upbound Group, Inc.
8.125% (1 Month LIBOR USD + 3.250%), 02/17/2028 (Acquired 02/14/2023, Cost $2,163,212) (b) (m)	2,201,529	2,185,018

Forestry/Paper - 0.40%
Mativ Holdings, Inc.
8.625% (1 Month LIBOR USD + 3.750%), 04/20/2028 (Acquired 02/23/2021 - 02/13/2023, Cost $3,661,510) (b) (m)	3,697,591	3,579,731

Health Services - 0.50%
FinThrive Software Intermediate Holdings, Inc.
8.840% (1 Month LIBOR USD + 4.000%), 12/18/2028 (Acquired 11/19/2021 - 02/10/2023, Cost $4,148,451) (b) (i) (m)	4,187,758	3,910,319
11.590% (1 Month LIBOR USD + 6.750%), 12/17/2029 (Acquired 11/19/2021, Cost $740,720) (b) (i) (m)	752,000	475,016
		4,385,335
Oil Field Equipment & Services - 0.21%
Iracore International Holdings, Inc.
13.750% (1 Month LIBOR USD + 9.000%), 04/12/2024 (Acquired 04/13/2017, Cost $1,826,992) (b) (f) (i) (m) (u)	1,826,992	1,826,992

Oil Refining & Marketing - 0.55%
Par Petroleum LLC
9.240% (1 Month SOFR USD + 4.250%),02/28/2030 (Acquired 02/14/2023, Cost $4,916,592) (b) (m)	4,981,000	4,897,992

Personal & Household Products - 0.44%
Journey Personal Care Corp.
9.409% (3 Month LIBOR USD + 4.250%), 03/01/2028 (Acquired 02/19/2021, Cost $4,953,891) (b) (m)	4,978,785	3,868,417

Pharmaceuticals - 0.40%
Mallinckrodt International Finance SA
10.228% (3 Month LIBOR USD + 5.500%), 09/30/2027 (Acquired 12/23/2019 - 01/22/2020, Cost $4,438,949) (b) (m)	4,890,359	3,559,056

Restaurants - 0.24%
Dave & Buster’s, Inc.
9.938% (1 Month SOFR USD + 5.000%), 06/29/2029 (Acquired 08/02/2022, Cost $2,082,358) (b) (m)	2,111,390	2,114,610

Software/Services - 1.01%
Central Parent, Inc.
9.148% (3 Month SOFR USD + 4.500%), 07/06/2029 (Acquired 06/09/2022 - 02/10/2023, Cost $4,667,366) (b) (m)	4,787,003	4,779,654
Syncapay, Inc.
11.340% (3 Month LIBOR USD + 6.500%), 12/10/2027 (Acquired 12/31/2020, Cost $4,143,683) (b) (m)	4,274,321	4,214,203
		8,993,857
Specialty Retail - 0.85%
Boardriders, Inc.
11.325% (3 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $5,797,507) (b) (f) (i) (m) (u)	5,823,151	5,823,151
12.845% PIK (3 Month LIBOR USD + 8.000%), 04/23/2024 (Acquired 10/07/2020 - 02/10/2023, Cost $1,716,363) (b) (f) (i) (m) (p) (u)	1,716,363	1,716,363
		7,539,514
Total term loans (Cost $62,409,821)		59,972,780

	Shares
CONVERTIBLE PREFERRED STOCKS - 0.42%	Held
Building & Construction - 0.42%
Fluor Corp., 6.500%	2,093	3,702,517
Total convertible preferred stocks (Cost $2,093,000)		3,702,517

PREFERRED STOCKS - 1.16%
Hotels - 0.18%
Pebblebrook Hotel Trust - Series F, 6.300%	85,621	1,609,675

Specialty Retail - 0.98%
Boardriders, Inc. - Series B (Acquired 07/11/2013 - 08/09/2019, Cost $28,937,490) (a) (f) (i) (m) (u)	13,810,639	8,700,703
Total preferred stocks (Cost $30,848,797)		10,310,378

COMMON STOCKS - 2.77%
Energy - Exploration & Production - 0.08%
Jonah Energy Parent LLC (Acquired 12/31/2020, Cost $0) (f) (i) (m) (u)	13,656	614,520
Warren Resources, Inc. (Acquired 11/23/2016, Cost $162,924) (a) (f) (i) (m) (u)	117,785	98,939
		713,459
Metals/Mining Excluding Steel - 1.89%
Metals Recovery Holdings LLC (Acquired 07/19/2012 - 12/10/2019, Cost $28,518,345) (a) (f) (i) (m) (o) (u)	116,127	7,620,273
RA Parent, Inc. (Acquired 12/23/2014 - 08/09/2019, Cost $8,348,746) (a) (f) (i) (m) (u)	142	9,159,000
		16,779,273
Oil Field Equipment & Services - 0.76%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $4,753,500) (a) (f) (i) (m) (o) (u)	22,361	6,710,983

Oil Refining & Marketing - 0.04%
Petroquest Energy, Inc. (Acquired 02/14/2019 - 06/29/2021, Cost $23,022,610) (a) (f) (m) (o) (u)	89,691	358,763
Total common stocks (Cost $64,582,359)		24,562,478

Total long-term investments (Cost $949,089,922)		811,420,123

SHORT-TERM INVESTMENTS - 7.28%
Money Market Funds - 6.63%
JPMorgan US Government Money Market Fund - Class IM, 4.82%^	58,780,962	58,780,962

	Principal
Time Deposits - 0.65%	Amount
Banco Bilbao Vizcaya Argentaria SA, 4.18%, 04/03/2023*	$5,780,273	5,780,273
Total short-term investments (Cost $64,561,235)		64,561,235

Total investments - 98.79% (Cost $1,013,651,157)		875,981,358

Other assets in excess of liabilities - 1.21%		10,693,902

Net assets - 100.00%		$886,675,260

(a) - Non-income producing security.
(b) - The coupon rate shown on variable rate securities represents the rate at March 31, 2023.
(e) - Delayed delivery security.
(f)
- Security was fair valued by the Advisor pursuant to the Board’s designation of the Advisor as valuation designee with respect to the Fund’s portfolio investments. The total market value of these securities was $42,629,687, which represented 4.81% of net assets. See Security Valuation below.

(i) - Illiquid security. The total market value of these securities was $46,806,464, which represented 5.28% of net assets.
(m)
- Restricted security. Purchased in a private placement transaction; resale to the public may require registration. The total market value of these securities was $93,235,961, which represented 10.52% of net assets.

(o)
- Affiliated issuer. An issuer in which the Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of the Fund’s investments in securities of affiliated issuers held during the nine months ended March 31, 2023, is set forth below:

						Net Change in
						Unrealized
	Value at				Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2022	Purchases	Sales		Gains (Losses)	Depreciation	March 31, 2023	Dividends	March 31, 2023
Iracore Investments Holdings, Inc.	$6,623,328	$-	$-		$-	$87,655	$6,710,983	$-	22,361
Metals Recovery Holdings LLC	18,508,369	-	(6,211,307	) *	-	(4,676,789)	7,620,273	-	116,127
PetroQuest Energy, Inc.	1,255,669	-	-		-	(896,906)	358,763	-	89,691	**
	$26,387,366	$-	$(6,211,307)		$-	$(5,486,040)	$14,690,019	$-

* Reduction due to return of capital distributions.
** Reduction in shares due to 1/10 stock split.

(p)	- Payment in-kind (PIK) security.
(r)
- Rule 144A security under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $603,348,945, which represented 68.05% of net assets.

(u)	- Value determined using significant unobservable inputs.
CMT	- Constant Maturity Treasury Rate
LIBOR	- London Interbank Offered Rate
SOFR	- Secured Overnight Financing Rate
USD	- United States Dollar
^	- Rate shown is the 7-day yield as of March 31, 2023.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2023:

Level 1 --- Quoted prices in an active market:
Preferred Stocks	$1,609,675
Convertible Preferred Stocks	3,702,517
Money Market Funds	58,780,962
Time Deposits	5,780,273
Level 2 --- Other significant observable market inputs:
Convertible Bonds	3,631,553
Corporate Bonds	709,240,417
Term Loans	50,606,274
Level 3 --- Significant unobservable inputs:
Common Stocks:
Energy - Exploration & Production	713,459
Metals/Mining Excluding Steel	16,779,273
Oil Field Equipment & Services	6,710,983
Oil Refining & Marketing	358,763
Preferred Stocks:
Specialty Retail	8,700,703
Term Loans	9,366,506

Total Investments	$875,981,358

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2023:

	Fair Value at March 31, 2023	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$6,710,983	Market comparable companies	EBIT multiple	8.1x - 12.9x	Increase
	457,702	Market comparable companies	EBITDA multiple	1.7x - 7.0x(4.4x)	Increase
	614,520	Market quote	Offer	N/A	Increase
	16,779,273	Transaction price**	N/A	$65.62 - $64,500	Increase
Total Common Stocks	24,562,478			($35,237.26)

Preferred Stocks	8,700,703	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	10%	Decrease
		Market comparable companies	EBITDA multiple	5.5x - 11.0x	Increase

Term Loans	1,826,992	Market comparable securities	N/A	$100.00	Increase
	7,539,514	Indicative Bid	N/A	N/A	Increase
	9,366,506
	$42,629,687

* Unobservable inputs were weighted by the fair value of the investments.
** Fair value was determined based on recent acquisition or offer as the best measure of fair value with no material changes in operations of the related company since the transaction date.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Term Loans	Total
Balance at June 30, 2022	$36,442,562	$6,214,788	$1,826,992	$44,484,342
Purchases	23,022,610	-	-	23,022,610
Sales	(27,812,663)	-	-	(27,812,663)
Accrued discounts (premiums)	-	-	-	-
Realized gains (losses)	310,404	-	-	310,404
Change in unrealized appreciation/depreciation	(7,400,435)	2,485,915	-	(4,914,520)
Transfers into Level 3	-	-	7,539,514	7,539,514
Balance at March 31, 2023	$24,562,478	$8,700,703	$9,366,506	$42,629,687

Change in unrealized appreciation/depreciation for Level 3 assets held at March 31, 2023	$(7,400,435)	$2,485,915	$-	$(4,914,520)

Commitments. Bridge loan commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2023, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2023, the Fund did not have any outstanding unfunded loan commitments.